Short-Term and Long-Term Debt (Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Long-Term Debt	¥ 3,940,906	¥ 4,132,945
Weighted average rate	1.10%	1.40%
Banks Fixed Rate
Debt Instrument [Line Items]
Long-Term Debt	¥ 521,491	¥ 485,910
Weighted average rate	1.80%	1.70%
Minimum maturity date	2017	2016
Maximum maturity date	2033	2031
Banks Floating Rate
Debt Instrument [Line Items]
Long-Term Debt	¥ 1,601,178	¥ 1,622,729
Weighted average rate	0.90%	1.00%
Minimum maturity date	2017	2016
Maximum maturity date	2033	2032
Insurance Companies And Others Fixed Rate
Debt Instrument [Line Items]
Long-Term Debt	¥ 342,720	¥ 328,639
Weighted average rate	1.00%	1.20%
Minimum maturity date	2018	2016
Maximum maturity date	2027	2025
Insurance Companies And Others Floating Rate
Debt Instrument [Line Items]
Long-Term Debt	¥ 259,306	¥ 250,156
Weighted average rate	0.80%	0.70%
Minimum maturity date	2017	2017
Maximum maturity date	2026	2028
Unsecured Bonds
Debt Instrument [Line Items]
Long-Term Debt	¥ 877,504	¥ 1,118,766
Weighted average rate	1.10%	1.80%
Minimum maturity date	2017	2016
Maximum maturity date	2025	2025
Unsecured Notes Under Medium Term Note Program
Debt Instrument [Line Items]
Long-Term Debt	¥ 62,653	¥ 35,110
Weighted average rate	2.70%	2.90%
Minimum maturity date	2017	2016
Maximum maturity date	2021	2018
Payables Under Securitized Lease Receivables
Debt Instrument [Line Items]
Long-Term Debt	¥ 129,005	¥ 157,773
Weighted average rate	0.30%	0.50%
Minimum maturity date	2020	2020
Maximum maturity date	2021	2021
Payables Under Securitized Loan Receivables And Investment In Securities
Debt Instrument [Line Items]
Long-Term Debt	¥ 147,049	¥ 133,862
Weighted average rate	2.60%	3.20%
Minimum maturity date	2017	2018
Maximum maturity date	2039	2039